UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Updated June 27, 2024

Item 1. Reports to Stockholders.

ATAC Credit Rotation ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2024 ATAC Credit Rotation ETF Ticker: JOJO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the ATAC Credit Rotation ETF (the "Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at (855) 282-2386 or by contacting the Fund at ATAC Credit Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Credit Rotation ETF	$101	0.98%

Cumulative Performance

(Initial Investment of $10,000)

ATAC Credit Rotation ETF (NAV)
ATAC Credit Rotation ETF (MKT)
Bloomberg U.S. Aggregate Bond Index
10,500
10,000
9,500
9,000
8,500
8,000
7,500
7,000
$9,398
$8,539
$8,539
7/15/21
3/31/22
12/31/22
9/30/23
8/31/24

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	Since Inception (7/15/21)
ATAC Credit Rotation ETF - NAV	6.01%	-4.92%
ATAC Credit Rotation ETF - Market	5.94%	-4.92%
Bloomberg U.S. Aggregate Bond Index	7.30%	-1.97%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.atacfunds.com for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the fiscal period, the Fund generated a total return of 6.01% (NAV). This compares to the 1.78% total return of the ATAC Credit-On/Credit-Off Index, the index whose credit-on/credit-off signals the Fund follows, and the 7.30% total return of the benchmark, the Bloomberg U.S. Aggregate Bond Index, for the same period. During the reporting period, global equity markets were significantly influenced by shifting expectations around inflation and interest rates, with stocks rallying on growing confidence that slowing inflation will allow for more rate cuts heading into the end of 2024.

What Factors Influenced Performance?

Greater exposure to U.S. High Yield Corporate bonds added to the performance of the Fund during the reporting period, while exposure to the 20+ Year U.S. Treasuries detracted from the portfolio's performance. Security Selection and Asset Allocation decisions led to positive impacts on the Fund's return for the year.

Positioning

Top Contributors:

XTrackers USD High Yield Corp ETF

IShares iBoxx High Yield Corp ETF

Top Detractors:

IShares 20+ Year Treasury Bond ETF

ATAC Credit Rotation ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2024)

Fund Size (Thousands)	$2,997
Number of Holdings	3
Net Advisory Fee Paid	$36,219
Annual Portfolio Turnover	1,440%

What did the Fund invest in?

(as of August 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Holdings	(% of net assets)
iShares iBoxx $ High Yield Corporate Bond ETF	69.9
Xtrackers USD High Yield Corporate Bond ETF	29.9

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com.

ATAC US Rotation ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2024 ATAC US Rotation ETF Ticker: RORO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the ATAC US Rotation ETF (the "Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at (855) 282-2386 or by contacting the Fund at ATAC US Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC US Rotation ETF	$100	0.98%

Cumulative Performance

(Initial Investment of $10,000)

ATAC US Rotation ETF (NAV)
ATAC US Rotation ETF (MKT)
S&P 500® Total Return Index
Lipper Flexible Portfolio Fund Total Return Index
18,000
16,000
14,000
12,000
10,000
8,000
6,000
$16,587
$12,475
$9,237
$9,234
11/17/20
5/31/21
12/31/21
7/31/22
2/28/23
9/30/23
4/30/24
8/31/24

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	Since Inception (11/17/2020)
ATAC US Rotation ETF - NAV	4.53%	-2.08%
ATAC US Rotation ETF - Market	4.45%	-2.07%
S&P 500® Total Return Index	27.14%	14.30%
Lipper Flexible Portfolio Fund Total Return Index	14.32%	6.02%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.atacfunds.com for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the fiscal year ended August 31, 2024, the Fund generated a total return of 4.53% (NAV). This compares to the 5.79% total return of the ATAC Risk-On/Risk-Off Index, the index whose risk-on/risk-off signals the Fund follows, and the 27.14% total return of the benchmark, the S&P 500® Total Return Index, for the same period. During the reporting period, global equity markets were significantly influenced by shifting expectations around inflation and interest rates, with stocks rallying on growing confidence that slowing inflation will allow for more rate cuts heading into the end of 2024.

What Factors Influenced Performance?

Greater exposure to US Large Cap Growth equities added to the performance of the Fund during the reporting period, while exposure to the US Small cap equities detracted from the portfolio's performance. Security Selection and Asset Allocation decisions led to negative impacts on the Fund's return for the year.

Positioning

Top Contributors:

Schwab US Large Cap Growth ETF

iShares 10-20 Year US Treasuries ETF

Top Detractors:

ProShares Ultrapro Russell 2000 ETF

PIMCO 25+ Year Zero Cpn US ETF

ATAC US Rotation ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2024)

Fund Size (Thousands)	$7,277
Number of Holdings	3
Net Advisory Fee Paid	$105,096
Annual Portfolio Turnover	1,855%

What did the Fund invest in?

(as of August 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Top Holdings	(% of net assets)
iShares 10-20 Year Treasury Bond ETF	65.1
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	34.9

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

ATAC US Rotation ETF

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$13,125	$13,125
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,625	$2,625
(d) All Other Fees	N/A	N/A

ATAC Credit Rotation ETF

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$13,125	$13,125
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,625	$2,625
(d) All Other Fees	N/A	N/A

1

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

2

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements
August 31, 2024

Tidal ETF Trust

ATAC Credit Rotation ETF	| JOJO	| NYSE Arca, Inc.
ATAC US Rotation ETF	| RORO	| NYSE Arca, Inc.

ATAC ETFs

Schedule of Investments	ATAC Credit Rotation ETF

August 31, 2024

EXCHANGE TRADED FUNDS - 99.8%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (a)	26,399	$2,094,496
Xtrackers USD High Yield Corporate Bond ETF (a)	24,594	897,189
TOTAL EXCHANGE TRADED FUNDS (Cost $2,993,448)		2,991,685

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.22% (b)	7,565	7,565
TOTAL SHORT-TERM INVESTMENTS (Cost $7,565)		7,565

TOTAL INVESTMENTS - 100.1% (Cost $3,001,013)		2,999,250
Liabilities in Excess of Other Assets - (0.1)%		(2,407)
TOTAL NET ASSETS - 100.0%		$2,996,843

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	ATAC US Rotation ETF

August 31, 2024

EXCHANGE TRADED FUNDS - 100.0%	Shares	Value
iShares 10-20 Year Treasury Bond ETF (a)	44,128	$4,740,230
PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF (a)	31,466	2,537,418
TOTAL EXCHANGE TRADED FUNDS (Cost $7,344,160)		7,277,648

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.22% (b)	6,313	6,313
TOTAL SHORT-TERM INVESTMENTS (Cost $6,313)		6,313

TOTAL INVESTMENTS - 100.1% (Cost $7,350,473)		7,283,961
Liabilities in Excess of Other Assets - (0.1)%		(6,581)
TOTAL NET ASSETS - 100.0%		$7,277,380

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	ATAC ETFs

August 31, 2024

	ATAC Credit Rotation ETF	ATAC US Rotation ETF
ASSETS:
Investments, at value (Note 2)	$2,999,250	$7,283,961
Interest receivable	39	16
Security lending income receivable	16	255
Total assets	2,999,305	7,284,232

LIABILITIES:
Payable to adviser (Note 4)	2,462	6,852
Total liabilities	2,462	6,852
NET ASSETS	$2,996,843	$7,277,380

NET ASSETS CONSISTS OF:
Paid-in capital	$4,975,372	$15,707,713
Total accumulated losses	(1,978,529)	(8,430,333)
Total net assets	$2,996,843	$7,277,380

Net assets	$2,996,843	$7,277,380
Shares issued and outstanding	200,000	425,000
Net asset value per share	$14.98	$17.12

COST:
Investments, at cost	$3,001,013	$7,350,473

The accompanying notes are an integral part of these financial statements.

Statements of Operations	ATAC ETFs

For the Year Ended August 31, 2024

	ATAC Credit Rotation ETF	ATAC US Rotation ETF
INVESTMENT INCOME:
Dividend income	$186,067	$219,901
Interest income	598	1,987
Securities lending income	3,654	25,812
Total investment income	190,319	247,700

EXPENSES:
Investment advisory fee (Note 4)	46,197	134,051
Income tax expense	41	—
Total expenses	46,238	134,051
Expense reimbursement by Adviser	(9,978)	(28,955)
Net expenses	36,260	105,096
NET INVESTMENT INCOME	154,059	142,604

REALIZED AND UNREALIZED GAIN
Net realized gain from:
Investments	93,876	733,546
Net realized gain	93,876	733,546

Net change in unrealized depreciation on:
Investments	(74,543)	(584,130)
Net change in unrealized depreciation	(74,543)	(584,130)
Net realized and unrealized gain	19,333	149,416

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$173,392	$292,020

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	ATAC ETFs

	ATAC Credit Rotation ETF		ATAC US Rotation ETF
	Year ended	Year ended	Year ended	Year ended
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
OPERATIONS:
Net investment income	$154,059	$217,130	$142,604	$149,529
Net realized gain/(loss)	93,876	(582,326)	733,546	661,720
Net change in unrealized appreciation/(depreciation)	(74,543)	269,195	(584,130)	807,177
Net increase/(decrease) in net assets from operations	173,392	(96,001)	292,020	1,618,426

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(154,100)	(217,130)	(142,604)	(150,094)
Return of capital	(14,552)	(1,901)	(101,487)	(62,506)
Total distributions to shareholders	(168,652)	(219,031)	(244,091)	(212,600)

CAPITAL TRANSACTIONS:
Subscriptions	—	1,501,658	12,118,693	3,213,013
Redemptions	(2,185,358)	(2,219,025)	(15,787,528)	(1,508,070)
Net increase (decrease) in net assets from capital transactions	(2,185,358)	(717,367)	(3,668,835)	1,704,943

NET INCREASE (DECREASE) IN NET ASSETS	(2,180,618)	(1,032,399)	(3,620,906)	3,110,769

NET ASSETS:
Beginning of the year	5,177,461	6,209,860	10,898,286	7,787,517
End of the year	$2,996,843	$5,177,461	$7,277,380	$10,898,286

SHARES TRANSACTIONS
Subscriptions	—	100,000	675,000	200,000
Redemptions	(150,000)	(150,000)	(900,000)	(100,000)
Total increase/(decrease) in shares outstanding	(150,000)	(50,000)	(225,000)	100,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights	ATAC Credit Rotation ETF

For a share outstanding throughout the periods presented

	Year ended August 31,				Period ended August 31,
	2024	2023		2022	2021(a)
PER SHARE DATA:
Net asset value, beginning of year/period	$14.79	$15.52		$20.14	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.60	0.63		0.30	0.00 (d)
Net realized and unrealized gain (loss) on
investments(e)	0.25	(0.73)		(4.14)	0.16
Total from investment operations	0.85	(0.10)		(3.84)	0.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.60)	(0.63)		(0.63)	(0.02)
Return of capital	(0.06)	(0.00	)(d)	(0.15)	—
Total distributions	(0.66)	(0.63)		(0.78)	(0.02)

Net asset value, end of year/period	$14.98	$14.79		$15.52	$20.14

TOTAL RETURN(i)	6.01%	-0.62%		-19.58%	0.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$2,997	$5,177		$6,210	$4,028
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)(g)	1.25%	1.25%		1.25%	1.25%
After expense reimbursement/recoupment(f)(g)	0.98%	0.98%		0.98%	0.98%
Ratio of net investment income to average net assets(f)(g)	4.17%	4.19%		1.68%	0.11%
Portfolio turnover rate(h)(i)	1,440%	1,559%		1,950%	174%

(a)	Inception date of the Fund was July 15, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Amount represents less than $0.005 per share.
(e)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	ATAC US Rotation ETF

For a share outstanding throughout the periods presented

	Year ended August 31,			Period ended August 31,
	2024	2023	2022	2021(a)
PER SHARE DATA:
Net asset value, beginning of year/period	$16.77	$14.16	$24.51	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.23	0.26	0.16	0.06
Net realized and unrealized gain (loss) on investments(d)	0.53	2.73	(9.88)	4.45
Total from investment operations	0.76	2.99	(9.72)	4.51

LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.27)	(0.63)	—
Return of capital	(0.17)	(0.11)	—	—
Total distributions	(0.41)	(0.38)	(0.63)	—

Net asset value, end of year/period	$17.12	$16.77	$14.16	$24.51

TOTAL RETURN(h)	4.53%	21.52%	-40.69%	22.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$7,277	$10,898	$7,788	$41,056
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)(f)	1.25%	1.25%	1.25%	1.25%
After expense reimbursement/recoupment(e)(f)	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets(e)(f)	1.33%	1.71%	0.81%	0.33%
Portfolio turnover rate(g)(h)	1,855%	1,452%	1,212%	678%

(a)	Inception date of the Fund was November 17, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.
(e)	Annualized for periods less than one year.
(f)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	ATAC ETFs

August 31, 2024

NOTE 1 – ORGANIZATION

The ATAC Credit Rotation ETF and ATAC US Rotation ETF (each, a “Fund,” and collectively, the “Funds”) are series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The ATAC Credit Rotation ETF commenced operations on July 15, 2021 and the ATAC US Rotation ETF commenced operations on November 17, 2020. The Funds commenced operations as non-diversified series of the Trust; however, the Funds continuously operated as diversified for three years and as of July 15, 2024, and November 17, 2023, respectively, ATAC Credit Rotation ETF and ATAC US Rotation ETF are now classified as diversified.

The investment objective of the ATAC Credit Rotation ETF is to seek current income and long-term capital appreciation. The investment objective of the ATAC US Rotation ETF is to seek total return.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation – Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Notes to the Financial Statements	ATAC ETFs

August 31, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2024:

ATAC Credit Rotation ETF

Investments	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,991,685	$—	$—	$2,991,685
Money Market Funds	7,565	—	—	7,565
Total Investments	$2,999,250	$—	$—	$2,999,250

ATAC US Rotation ETF

Investments	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$7,277,648	$—	$—	$7,277,648
Money Market Funds	6,313	—	—	6,313
Total Investments	$7,283,961	$—	$—	$7,283,961

Federal Income Taxes – Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of August 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

Securities Transactions and Investment Income – Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex -dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements	ATAC ETFs

August 31, 2024

Distributions to Shareholders – Distributions to shareholders from net investment income, if any, for the ATAC Credit Rotation ETF are declared and paid at least monthly and for the ATAC US Rotation ETF are declared and paid at least quarterly. Distributions to shareholders from net realized gains on securities, if any, for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex -dividend date.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Share Valuation – The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts – U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These differences are primarily due to adjustments for redemptions in-kind. For the year ended August 31, 2024, the following adjustments were made:

		Total
		Accumulated
Name of Fund	Paid-In Capital	Losses
ATAC Credit Rotation ETF	$(95,472)	$95,472
ATAC US Rotation ETF	$(715,790)	$715,790

During the year ended August 31, 2024, the ATAC Credit Rotation ETF and ATAC US Rotation ETF realized $95,431 and $715,790, respectively, in net capital losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such losses are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated losses to paid-in capital.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Associated Risks of Short-Term Signals – Because the Funds expect to change their exposure as frequently as each week based on short -term price performance information, (i) each Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to each Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to each Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Short-Term Signals Risk (ATAC Credit Rotation ETF) – Additionally, because the Adviser determines the exposure for the ATAC Credit Rotation ETF based on the performance of the Utilities sector relative to the performance of the U.S. large-capitalization equity market, the Fund is exposed to the risk that such assets or their relative performance fail to accurately produce an advantageous signal. Consequently, the ATAC Credit Rotation ETF may significantly underperform relative to the broader fixed income market if the ATAC Credit-On/Credit-Off Index (the “JOJO Index”) is unsuccessful at producing an advantageous signal for the allocation to Underlying ETFs.

Notes to the Financial Statements	ATAC ETFs

August 31, 2024

Short-Term Signals Risk (ATAC US Rotation ETF) – Additionally, because the Adviser determines the exposure for the ATAC US Rotation ETF based on the price movements of gold and lumber, the Fund is exposed to the risk that such assets or their relative price movements fail to accurately predict future performance. Consequently, the ATAC US Rotation ETF may significantly underperform relative to the broader equity or fixed income market if the ATAC Risk-On/Risk-Off Index (the “RORO Index”) is unsuccessful at predicting future performance for the underlying exchange-traded funds (“Underlying ETFs” or “ETF”) in which the Fund invests.

Credit Risk (ATAC Credit Rotation ETF Only) – Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with each Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Derivatives Risk (ATAC US Rotation ETF Only) – The Fund is exposed to Derivatives Risk through its investments in leveraged Underlying ETFs. Such Underlying ETFs may use derivative instruments, including swap agreements and futures contracts, which derive their value from the value of an underlying asset or index. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Underlying ETFs may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Underlying ETFs may give rise to a form of leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Underlying ETFs to be more volatile. The use of leverage may also increase expenses and increase the impact of the Underlying ETF’s other risks. The use of leverage may cause the Underlying ETFs to liquidate portfolio positions to satisfy its obligations or to meet collateral segregation requirements or regulatory requirements when it may not be advantageous to liquidate such positions, resulting in increased volatility of returns. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETFs realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after -tax returns.

Equity Market Risk (ATAC US Rotation ETF Only) – To the extent the Fund invests in Underlying ETFs that invest in equity securities, the Fund is subject to the risk that the equity securities held by such Underlying ETFs may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

ETF Risks –

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Notes to the Financial Statements	ATAC ETFs

August 31, 2024

●	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for each Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Fixed Income Securities Risk – The Funds invest directly or in Underlying ETFs that principally invest in long-duration U.S. Treasury securities. The value of fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. Fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

General Market Risk – Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

Government Obligations Risk (ATAC US Rotation ETF Only) – The Fund invests directly or in Underlying ETFs that principally invest in securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury securities. The Fund may also invest directly in these securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline. Debt securities with a longer maturity, such as U.S. Treasuries, may fluctuate in value more than ones with a shorter maturity.

Growth Stocks Risk (ATAC US Rotation ETF Only) – Growth stocks, which may be held by some of the Underlying ETFs in which the Fund invests or in which the Fund may directly invest, tend to rise and fall with the business cycle. When the economy is doing well, generally the value of these companies increases; however, when there is a recession or downturn in the economy, these companies tend to decrease in value because their goods and services are generally not a necessity. These are typically companies that provide consumer discretionary goods or services. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Growth companies may depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns.

High Portfolio Turnover Risk – The Funds may actively and frequently trade all or a significant portion of the securities in their portfolio. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

High Yield Securities Risk (ATAC Credit Rotation ETF only) – Securities rated below investment grade are often referred to as high yield securities or “junk bonds” and are considered speculative in nature. The Fund may invest directly or through Underlying ETFs in high yield securities. Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Notes to the Financial Statements	ATAC ETFs

August 31, 2024

Interest Rate Risk – When interest rates increase, underlying fixed income securities or instruments held by the Funds will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of fixed income securities and lead to increased volatility of fixed income markets. Long -term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and each Fund’s investments. Fluctuations in interest rates may also affect the liquidity of underlying fixed income securities and instruments held by the Funds.

Leveraged ETF Risk (ATAC US Rotation ETF Only) – Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day and rely to some degree, often extensively, on derivatives to achieve their objectives. Thus, the Fund is indirectly exposed to derivatives risk through their investments in these leveraged ETFs. Further, investments in leveraged ETFs are subject to the risk that the performance of such ETF will not correlate with the underlying index as intended. Leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of their investment. Leveraged ETFs are also subject to the risks presented by traditional ETFs (see “ETF Risks” above).

Management Risk – The Funds are actively-managed and may not meet their investment objectives based on the Adviser’s success or failure to implement investment strategies for the Funds.

Market Capitalization Risk (ATAC US Rotation ETF Only) – These risks apply to the extent the Underlying ETFs in which the Fund invests or in which the Fund invests directly, hold securities of large- and small-capitalization companies.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Underlying ETFs Risks – The Funds will incur higher and duplicative expenses because they invest in Underlying ETFs. There is also the risk that the Funds may suffer losses due to the investment practices of the Underlying ETFs. The Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Funds invest will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. Underlying ETFs are also subject to the “ETF Risks” described above.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Notes to the Financial Statements	ATAC ETFs

August 31, 2024

Pursuant to the Advisory Agreement, the Funds pay the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

		Investment Advisory Fee
Name of Fund	Investment Advisory Fee	After Waiver
ATAC Credit Rotation ETF	1.25%	0.98%
ATAC US Rotation ETF	1.25%	0.98%

The Adviser has contractually agreed to waive 0.27% of its Investment Advisory Fee until at least December 31, 2024 for each Fund (each, a “Fee Waiver Agreement,” and collectively, the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements.

Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees, and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended August 31, 2024 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with Tactical Rotation Management, LLC (“TRM”), an entity owned by Mr. Michael Gayed, a portfolio manager for the Funds, under which the Adviser and TRM jointly assume the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”), and such expenses are divided equally between the Adviser and TRM. Although TRM has agreed to be responsible for half of the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. TRM is entitled to a fee, paid by the Adviser, based on the Investment Advisory Fees earned by the Adviser under the Advisory Agreement less the Unitary Expenses and certain start-up costs.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub - administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

Notes to the Financial Statements	ATAC ETFs

August 31, 2024

As of August 31, 2024, the Funds did not have any securities on loan.

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the year ended August 31, 2024, the Funds loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments, if applicable. Securities lending income is disclosed in the Funds’ Statements of Operations.

The Funds are not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short term investments, U.S. government securities and in-kind transactions were as follows:

Name of Fund	Purchases	Sales
ATAC Credit Rotation ETF	$53,166,082	$53,188,657
ATAC US Rotation ETF	$194,418,673	$195,292,226

There were no purchases or sales of long-term U.S. government securities for the year ended August 31, 2024 in the ATAC Credit Rotation ETF or the ATAC US Rotation ETF.

For year ended August 31, 2024, in-kind transactions associated with creations and redemptions were as follows:

Name of Fund	In-Kind Purchases	In-Kind Sales
ATAC Credit Rotation ETF	$—	$2,180,435
ATAC US Rotation ETF	$12,007,154	$14,898,905

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

Name of Fund	Distributions paid from:	August 31, 2024	August 31, 2023
ATAC Credit Rotation ETF	Ordinary income	$154,100	$217,130
	Return of Capital	14,552	1,901
ATAC US Rotation ETF	Ordinary income	142,604	150,094
	Return of Capital	101,487	62,506

Notes to the Financial Statements	ATAC ETFs

August 31, 2024

As of the fiscal year ended August 31, 2024, the components of accumulated losses on a tax basis were as follows:

	ATAC Credit	ATAC US
	Rotation ETF	Rotation ETF
Investments, at cost	$3,001,013	$8,279,157
Gross tax unrealized appreciation	—	—
Gross tax unrealized depreciation	(1,763)	(995,196)
Net tax unrealized appreciation (depreciation)	(1,763)	(995,196)
Undistributed ordinary income (loss)	—	—
Undistributed long-term capital gain (loss)	—	—
Total accumulated losses	—	—
Other accumulated gain (loss)	(1,976,766)	(7,435,137)
Total accumulated losses	$(1,978,529)	$(8,430,333)

Net capital losses and net investment losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, may be elected to be deferred the first business day of the Funds’ next taxable year. As of the fiscal year ended August 31, 2024, the Funds had not elected to defer any post-October or late year losses. As of the fiscal year ended August 31, 2024, the ATAC Credit Rotation ETF and the ATAC US Rotation ETF had short-term capital loss carryovers of $1,976,766 and $7,435,137 respectively, both of which do not expire.

ATAC US Rotation ETF utilized $1,510,684 of short-term capital losses during the fiscal year ended August 31, 2024.

NOTE 8 – SHARE TRANSACTIONS

Shares of each Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker -dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for Funds of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19.The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

Notes to the Financial Statements	ATAC ETFs

August 31, 2024

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	ATAC ETFs

August 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of
ATAC US Rotation ETF and
ATAC Credit Rotation ETF and
The Board of Trustees of
Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ATAC US Rotation ETF (“US Rotation ETF”) and ATAC Credit Rotation ETF (“Credit Rotation ETF”) (collectively the “Funds”), each a series of Tidal ETF Trust (the “Trust”), including the schedules of investments, as of August 31, 2024, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2024, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting Tidal ETF Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
ATAC US Rotation ETF	For the year ended August 31, 2024	For each of the two years ended August 31, 2024	For each of the three years ended August 31, 2024 and for the period November 17, 2020 (commencement of operations) to August 31, 2021

ATAC Credit Rotation ETF	For the year ended August 31, 2024	For each of the two years ended August 31, 2024	For each of the three years ended August 31, 2024 and for the period July 15, 2021 (commencement of operations) to August 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion

Report of Independent Registered Public Accounting Firm	ATAC ETFs

August 31, 2024

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

October 29, 2024

Other Non-Audited Information	ATAC ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended August 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ATAC Credit Rotation ETF	0.00%
ATAC US Rotation ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2024, was as follows:

ATAC Credit Rotation ETF	0.00%
ATAC US Rotation ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended August 31, 2024, was as follows:

ATAC Credit Rotation ETF	0.00%
ATAC US Rotation ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on April 3, 2024 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the ATAC Credit Rotation ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC (formerly, Toroso Investments, LLC), the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Gayed and Michael Venuto, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser currently manages the ATAC Rotation Fund, an open-end mutual fund, and the ATAC US Rotation ETF, an open-end exchange-traded fund, that each utilize a systematic investment strategy comparable to the strategy employed by the Fund, but which are based on different market signals.
The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance against its benchmark index and select peer groups.
The Board discussed the performance of the Fund on an absolute basis and in comparison to its benchmark index (the Bloomberg U.S. Aggregate Bond Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (U.S. multisector bond funds) (the “JOJO Peer Group”), as well as a peer group of ETFs representing a subset of the JOJO Peer Group based on select criteria (the “JOJO Select Peer Group”). The Board noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index for the one-year period ended December 31, 2023, but underperformed the Index for the since inception period ended December 31, 2023. The Board considered that the Fund had underperformed the JOJO Peer Group median and average for the one-year period ended February 29, 2024. The Board also noted that the Fund ranked last out of 19 funds in the JOJO Peer Group over the one-year period ended February 29, 2024. In evaluating the Fund’s performance, the Board considered the systematic nature of the Fund’s investment strategy which bases investment decisions on different market signals and how that investment strategy had contributed to the Fund’s performance.

After considering all of the information, the Board concluded that the short-term performance of the Fund lagged its benchmark index and peer groups and the Board would continue to monitor the Fund’s performance on a quarterly basis. The Board also concluded the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to the contractual agreement of Tactical Rotation Management, LLC, an entity controlled by one of the Fund’s portfolio managers, to assume a portion of such obligation in exchange for a corresponding portion of the profits, if any, generated by the Fund’s unitary fee. The Board also noted that the Adviser has contractually agreed to an advisory fee waiver that reduces the Fund’s unitary fee from 1.25% to 0.98% of the Fund’s average daily net assets through at least December 31, 202 4. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 1.25% was above the JOJO Peer Group and JOJO Select Peer Group averages of 0.60% and 0.61%, respectively and that the Fund’s net expense ratio of 1.28% (which includes acquired fund fees and expenses of 0.30%) was above the JOJO Peer Group and JOJO Select Peer Group averages of 0.61% and 0.56%, respectively.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also concluded, in light of the Fund’s strategy and investments primarily in exchange-traded funds (“underlying ETFs”), that the advisory fee paid to the Adviser is based on services provided by the Adviser that are in addition to, rather than duplicative of, the services provided under the advisory agreements for the underlying ETFs. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that the fees had not been, and currently were not, excessive, and that while the Fund was not yet profitable to the Adviser, the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 8, 2024

* Print the name and title of each signing officer under his or her signature.